Significant Accounting and Reporting Policies	12 Months Ended
Mar. 31, 2011
Significant Accounting and Reporting Policies

1. Significant Accounting and Reporting Policies

In preparing the accompanying consolidated financial statements, ORIX Corporation (the “Company”) and its subsidiaries have complied with accounting principles generally accepted in the United States of America (“US GAAP”), modified for the accounting for stock splits (see (o)). Significant accounting and reporting policies are summarized as follows:

(a) Basis of presenting financial statements

The Company and its subsidiaries in Japan maintain their books in conformity with Japanese accounting practices, which differ in certain respects from US GAAP.

The accompanying consolidated financial statements have been prepared in conformity with US GAAP and, therefore, reflect certain adjustments to the books and records of the Company and its subsidiaries. The principal adjustments relate to initial direct costs to originate leases and loans, use of the straight-line method of depreciation for operating lease equipment, deferral of life insurance policy acquisition costs, calculation of insurance policy liabilities, accounting for goodwill and intangible assets resulting from business combinations, accounting for pension plans, accounting for changes in a parent’s ownership interest in its subsidiary, accounting for securitization of financial assets, reflection of the income tax effect on such adjustments and reclassification of discontinued operations, and the presentation of the noncontrolling interests.

(b) Principles of consolidation

The consolidated financial statements include the accounts of the Company and all of its subsidiaries. Investments in affiliates, where the Company has the ability to exercise significant influence by way of 20% – 50% ownership or other means, are accounted for by using the equity method. Where the Company holds majority voting interests but noncontrolling shareholders have substantive participating rights to decisions that occur as part of the ordinary course of their business, the equity method is applied pursuant to FASB Accounting Standards Codification (“ASC”) 810-10-25-2 to 14 (“Consolidation—The effect of Noncontrolling Rights on Consolidation”). In addition, the consolidated financial statements also include variable interest entities to which the Company and its subsidiaries are primary beneficiaries pursuant to ASC 810-10 (“Consolidation—Variable Interest Entities”).

A lag period of up to three months is used on a consistent basis when considered necessary and appropriate for recognizing the results of subsidiaries and affiliates.

All significant intercompany accounts and transactions have been eliminated in consolidation.

(c) Use of estimates

The preparation of the consolidated financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Company has identified ten areas where it believes assumptions and estimates are particularly critical to the financial statements. These are the selection of valuation techniques and determination of assumptions used in fair value measurements (see Note 2), the determination and periodic reassessment of the unguaranteed residual value for direct financing leases and operating leases (see (e)), the determination and reassessment of insurance policy liabilities and deferred policy acquisition costs (see (f)), the determination of the allowance for doubtful receivables on direct financing leases and probable loan losses (see (g)), the determination of impairment of long-lived assets (see (h)), the determination of impairment of investment in securities (see (i)), the determination of the valuation allowance for deferred tax assets and the evaluation of tax positions (see (j)), assessment and measurement of effectiveness in hedging relationship using derivative financial instruments (see (l)), the determination of benefit obligation and net periodic pension cost (see (m)) and the determination of impairment of goodwill and intangible assets not subject to amortization (see (w)).

(d) Foreign currencies translation

The Company and its subsidiaries maintain their accounting records in their functional currency. Transactions in foreign currencies are recorded in the entity’s functional currency based on the prevailing exchange rates on the transaction date.

The financial statements of overseas subsidiaries and affiliates are translated into Japanese yen by applying the exchange rates in effect at the end of each fiscal year to all assets and liabilities. Income and expenses are translated at the average rates of exchange prevailing during the fiscal year. The currencies in which the operations of the overseas subsidiaries and affiliates are conducted are regarded as the functional currencies of these companies. Foreign currency translation adjustments reflected in accumulated other comprehensive income (loss) arise from the translation of foreign currency financial statements into Japanese yen.

(e) Recognition of revenues

Revenues are recognized when persuasive evidence of an arrangement exists, the service has been rendered or the goods have been delivered to the customer, the transaction price is fixed or determinable and collectibility is reasonably assured.

In addition to the aforementioned general policy, the policies as specifically described hereinafter are applied for each of the major revenue items.

Leases—The Company and its subsidiaries lease various assets to customers under direct financing or operating lease arrangements. Classification of a lease arrangement into either a direct financing lease or an operating lease is depending upon the specific conditions of the arrangement. Revenue recognition policies applied for direct financing leases and operating leases are specifically described in sections following this paragraph. In providing leasing services, the Company and its subsidiaries execute supplemental services, such as paying insurance and handling taxes on leased assets on behalf of lessees. In some cases, automobile maintenance services are also provided to lessees. Where under terms of the lease or related maintenance agreements the Company and its subsidiaries bear the favorable or unfavorable variability of cost, revenues and expenses are recorded on a gross basis. For those arrangements in which the Company and its subsidiaries do not have substantial risks and rewards of ownership, but instead serve as an agent in collecting from lessees and remitting payments to third parties, the Company and its subsidiaries record revenues net of third-party services costs. Revenues from automobile maintenance services are taken into income over the contract period in proportion to the estimated service costs to be incurred and are recorded in other operating revenues in the accompanying consolidated statements of income.

(1) Recognition of revenues for direct financing leases

Direct financing leases consist of full-payout leases for various equipment types, including office equipment, industrial machinery and transportation equipment. The excess of aggregate lease rentals plus the estimated unguaranteed residual value over the cost of the leased equipment constitutes the unearned lease income to be taken into income over the lease term by using the interest method. The estimated residual values represent estimated proceeds from the disposition of equipment at the time the lease is terminated. Estimates of unguaranteed residual values are based on current market values of used equipment, estimates of when and how much equipment will become obsolete and actual recovery being experienced for similar used equipment. Initial direct costs are being deferred and amortized as a yield adjustment over the life of related lease by using interest method. The unamortized balance of initial direct costs is reflected as a component of investment in direct financing leases.

(2) Recognition of revenues for operating leases

Revenues from operating leases are recognized on a straight-line basis over the contract terms. Investment in operating leases is recorded at cost less accumulated depreciation and is depreciated over their estimated useful lives mainly on a straight-line basis. Estimated average useful lives of principal operating lease assets classified as transportation equipment is 8 years, measuring and information-related equipment is 4 years, real estate is 33 years and other is 7 years. Depreciation expenses are included in costs of operating leases. Gains or losses arising from dispositions of operating lease assets, except real estate under operating leases, are included in operating lease revenues. With respect to some sales of real estate under operating leases such as commercial buildings, the Company or its subsidiaries may retain an interest in some cash flows of the real estate in the form of management or operation of the real estate. Where the Company or its subsidiaries have significant continuing involvement in the operations from the real estate under operating leases which have been disposed of, the gains or losses arising from such disposition are separately disclosed as gains on sales of real estate under operating leases, whereas if the Company or its subsidiaries have no significant continuing involvement in the operations from such disposed real estate, the gains or losses are reported as income from discontinued operations, net.

Estimates of residual values are based on current market values of used equipment, estimates of when and how much equipment will become obsolete and actual recovery being experienced for similar used equipment.

Installment loans—Interest income on installment loans is recognized on an accrual basis. Certain direct loan origination costs, offset by loan origination fees, are being deferred and amortized over the contractual term of the loan as an adjustment of the related loan’s yield using the interest method.

Interest payments received on impaired loans other than purchased loans are recorded as interest income unless the collection of the remaining investment is doubtful at which time payments received are recorded as reductions of principal. For purchased loans, although the acquired assets may remain loans in legal form, collections on these loans often do not reflect the normal historical experience of collecting delinquent accounts, and the need to tailor individual collateral-realization strategies often makes it difficult to reliably estimate the amount, timing or nature of collections. Accordingly, the Company and its subsidiaries use the cost recovery method of income recognition for such purchased loans regardless of whether impairment is recognized or not.

Non-accrual policy—Past-due financing receivables are receivables for which principal or interest is past-due 30 days or more. Loans whose terms have been modified are not classified as past-due financing receivables if the principals and interests are not past-due 30 days or more in accordance with the modified terms. The Company and its subsidiaries suspend accruing revenues on past-due installment loans and direct financing leases when principal or interest is past-due 90 days or more, or earlier, if management determines that their collections are doubtful based on factors such as individual debtors’ creditworthiness, historical loss experience, current delinquencies and delinquency trends. Accrued but uncollected interest is reclassified to investment in direct financing leases or installment loans in the accompanying consolidated balance sheets and becomes subject to the allowance for doubtful receivables and probable loan loss process. Cash repayments received on non-accrual loans are applied first against past due interest and then any surpluses are applied to principal in view of the conditions of the contract and obligors. The Company and its subsidiaries return to accrual status non-accrual loans and lease receivables when it becomes certain that the Company and its subsidiaries will be able to collect all amounts due according to the contractual terms of these loans and receivables, as evidenced by continual payments from the debtors.

Brokerage commissions and net gains on investment securities—Brokerage commissions and net gains on investment securities are recorded on a trade date basis.

Real estate sales—Revenues from the sales of real estate are recognized when a contract is in place, a closing has taken place, the buyer’s initial and continuing investment is adequate to demonstrate a commitment to pay for the property and the Company and its subsidiaries do not have a substantial continuing involvement in the property.

(f) Insurance premiums and expenses

Premium income from life insurance policies is recognized as earned premiums when due.

Life insurance benefits are recorded as expenses when they are incurred. Policy liabilities for future policy benefits are established using the net level premium method, based on actuarial estimates of the amount of future policyholder benefits. The policies are characterized as long-duration policies and mainly consist of whole life, term life, endowments, and medical insurance. Computation of policy liabilities necessarily includes assumptions about mortality, morbidity, lapse rates, future yields on related investments and other factors applicable at the time the policies are written. The Company’s life insurance subsidiary continually evaluates the potential for changes in the estimates and assumptions applied in determining policy liabilities, both positive and negative, and uses the results of these evaluations both to adjust recorded liabilities and to adjust underwriting criteria and product offerings.

ASC 944 (“Financial Services—Insurance”) requires insurance companies to defer certain costs associated with writing insurances, or deferred policy acquisition costs, and amortize them over the respective policy periods in proportion to anticipated premium revenue. These deferred policy acquisition costs are the costs related to the acquisition of new and renewal insurance policies and consist primarily of first-year commissions in excess of recurring policy maintenance costs and certain variable costs and expenses for underwriting policies.

(g) Allowance for doubtful receivables on direct financing leases and probable loan losses

The allowance for doubtful receivables on direct financing leases and probable loan losses is maintained at a level which, in the judgment of management, is adequate to provide for probable losses inherent in lease and loan portfolios. The allowance is increased by provision charged to income and is decreased by charge-offs, net of recoveries.

Developing the allowance for doubtful receivables on direct financing leases and probable loan losses is subject to numerous estimates and judgments. In evaluating the adequacy of the allowance, management considers various factors, including the business characteristics and financial conditions of the obligors, current economic conditions and trends, prior charge-off experience, current delinquencies and delinquency trends, future cash flows expected to be received from the direct financing leases and loans and value of underlying collateral and guarantees. Impaired loans are individually evaluated for a valuation allowance based on the present value of expected future cash flows, the loan’s observable market price or the fair value of the collateral securing the loans if the loans are collateral-dependent. For non-impaired loans, including loans that are not individually evaluated for impairment, and direct financing leases, the Company and its subsidiaries evaluate prior charge-off experience segmented by the debtors’ industries and the purpose of the loans, and then develop the allowance for doubtful receivables on direct financing leases and probable loan losses considering the prior charge-off experience and current economic conditions.

The Company and its subsidiaries charge off doubtful receivables when the likelihood of any future collection is believed to be minimal considering debtors’ creditworthiness and the liquidation status of collateral.

(h) Impairment of long-lived assets

The Company and its subsidiaries have followed ASC 360-10 (“Property, Plant, and Equipment—Impairment or Disposal of Long-Lived Assets”). Under ASC 360-10, long-lived assets to be held and used in operations, including tangible assets and intangible assets being amortized, consisting primarily of office building, condominiums, golf courses and other operating assets, shall be tested for recoverability whenever events or changes in circumstances indicate that the assets might be impaired. When the undiscounted future cash flows estimated to be generated by those assets are less than the carrying amount of those assets, the net carrying amount of assets not recoverable is reduced to fair value if lower than the carrying amount. In determining fair value, appraisals prepared by independent third party appraisers or the Company’s own staff of qualified appraisers, based on recent transactions involving sales of similar assets or other valuation techniques to estimate fair value are utilized.

(i) Investment in securities

Trading securities are reported at fair value with unrealized gains and losses included in income.

Available-for-sale securities are reported at fair value, and unrealized gains or losses are recorded in accumulated other comprehensive income (loss), net of applicable income taxes.

Held-to-maturity securities are recorded at amortized cost.

Other securities are recorded at cost or carrying value that reflects equity income and loss based on the investor’s share.

For available-for-sale securities, the Company and its subsidiaries generally recognize losses related to equity securities for which the fair value has been significantly below the acquisition cost (or current carrying value if an adjustment has been made in the past) for more than six months. Also, the Company and its subsidiaries charge against income losses related to equity securities in situations where, even though the fair value has not remained significantly below the carrying value for six months, the decline in the fair value of an equity security is based on issuer’s specific economic conditions and not just general declines in the related market and where it is considered unlikely that the fair value of the equity security will recover within the six months.

For debt securities, in the case of the fair value being below the amortized cost, the Company and its subsidiaries consider whether those securities are other-than-temporarily impaired using all available information about the collectibility. The Company and its subsidiaries do not consider that an other-than-temporary impairment for a debt security has occurred if (1) the Company and its subsidiaries do not intend to sell the debt security, (2) it is not more likely than not that the Company and its subsidiaries will be required to sell the debt security before recovery of its amortized cost basis and (3) the present value of estimated cash flows will fully cover the amortized cost of the security. On the other hand, the Company and its subsidiaries consider that an other-than-temporary impairment has occurred if (1) the Company and its subsidiaries intend to sell the debt security, (2) it is more likely than not that the Company and its subsidiaries will be required to sell the debt security before recovery of its amortized cost basis or (3) the present value of estimated cash flows will not fully cover the amortized cost of the security. For the debt security for which an other-than-temporary impairment is considered to have occurred, the Company and its subsidiaries recognize the entire difference between the amortized cost and the fair value in earnings if the Company and its subsidiaries intend to sell the debt security or it is more likely than not that the Company and its subsidiary will be required to sell the debt security before recovery of its amortized cost basis less any current-period credit loss. On the other hand, if the Company and its subsidiaries do not intend to sell the debt security and it is not more likely than not that the Company and its subsidiaries will be required to sell the debt security before recovery of its amortized cost basis less any current-period credit loss, the Company and its subsidiaries separate the difference between the amortized cost and the fair value of the debt securities into the credit loss component and the non-credit loss component. The credit loss component is recognized in earnings, and the non-credit loss component is recognized in other comprehensive income (loss), net of applicable income taxes.

For other securities, the Company and its subsidiaries reduce the carrying value of other security to the fair value and charge against income losses related to other securities in situations where it is considered that the decline in the value of other security is other than temporary.

(j) Income taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the year in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rate is recognized in income in the period that includes the enactment date. A valuation allowance is recognized if, based on the weight of available evidence, it is “more likely than not” that some portion or all of the deferred tax asset will not be realized.

The Company and its subsidiaries have followed ASC740 (Income Taxes). According to ASC740, the Company and its subsidiaries recognize the financial statement effects of a tax position taken or expected to be taken in a tax return when it is more likely than not, based on the technical merits, that the position will be sustained upon tax examination, including resolution of any related appeals or litigation processes, and measure the tax position that meets the recognition threshold at the largest amount of tax benefit that is greater than 50% likely of being realized upon settlement with the taxing authority. The Company and its subsidiaries classify penalties and interest expense related to income taxes as part of provision for income taxes in the consolidated statements of income.

(k) Securitized assets

The Company and its subsidiaries have securitized and sold to investors certain lease receivables, loan receivables and investment in securities. In the securitization process, the assets to be securitized (“the assets”) are sold to trusts and special-purpose entities that issue asset-backed beneficial interests and securities to the investors.

Until the end of the previous fiscal year (March 31, 2010), certain trusts and special-purpose entities that met the conditions of a qualifying special-purpose entity (“QSPEs”) were not consolidated under the previous consolidation guidance for variable interest entities (“VIEs”) and the Company and its subsidiaries had accounted for those securitization transactions in which the financial assets were transferred to QSPEs as a sale when control over the transferred assets was surrendered. When the Company and its subsidiaries sold the assets in a securitization transaction, the carrying value of the assets was allocated to the portion sold and the portion that continued to be held, based on relative fair values. The Company and its subsidiaries recognized gains or losses for the difference between the net proceeds received and the allocated carrying value of the assets sold. Any gain or loss from a securitization transaction was recorded as revenue of direct financing leases, interest on loans and investment securities, or brokerage commissions and net gains on investment securities. Interests that continued to be held included senior interests, subordinated interests and cash reserve account. Interests that continued to be held were initially recorded at the allocated carrying value of the assets based on their respective fair values and were periodically reviewed for impairment. For an interest that continued to be held for which the fair value was less than the amortized cost basis amounts, we estimated the present value of cash flows expected to be collected from the interest and compared it with the amortized cost basis of the interest to determine whether a credit loss existed. If, based on current information and events, we determined a credit loss existed for that interest, an other-than-temporary impairment was considered to have occurred. We wrote down that interest to fair value with the credit loss component of the impairment recognized in earnings and the noncredit component recorded in other comprehensive income (loss), unless we intended to sell that interest or more likely than not would be required to sell that interest before recovery of its amortized cost basis less any current-period credit loss, in which case the entire impairment loss would be charged to earnings. Fair values of interests that continued to be held were estimated by determining the present value of future expected cash flows based on management’s estimates of key assumptions, including expected credit loss rate, discount rate and prepayment rate.

From April 1, 2010, the Company and its subsidiaries have adopted Accounting Standards Update 2009-16 (ASC 860 (“Transfers and Servicing”)), which removed the exemption from consolidation previously given to QSPEs and any SPEs for securitizing financial assets have become subject to the consolidation rule for VIEs (see (af)). As a result, trusts or SPEs used in securitization transactions including those that were previously considered to be QSPEs of which the Company and its subsidiaries are the primary beneficiary have been consolidated, and the transfers of the financial assets to those consolidated trusts and SPEs are not accounted for as sales. Assets held by consolidated trusts or consolidated SPEs continue to be accounted for as direct financing lease receivables, loan receivable and investment securities, as they were before the transfer, and asset-backed beneficial interests and securities issued to the investors are accounted for as debt. In case the Company and its subsidiaries have transferred financial assets to a transferee which is not subject to consolidation, the Company and its subsidiaries account for the transfer as a sale when control over the transferred assets is surrendered.

(l) Derivative financial instruments

The Company and its subsidiaries apply ASC 815 (“Derivatives and Hedging”) and all derivatives held by the Company and its subsidiaries are recognized on the consolidated balance sheets at fair value. The accounting treatment of subsequent changes in their fair value depends on their use, and whether they qualify as effective “hedges” for accounting purposes. Derivatives that are not hedges must be adjusted to fair value through the consolidated statements of income. If a derivative is a hedge, then depending on its nature, changes in its fair value will be either offset against change in the fair value of hedged assets or liabilities through the consolidated statements of income, or recorded in other comprehensive income (loss).

If a derivative is held as a hedge of the variability of fair value related to a recognized asset or liability or an unrecognized firm commitment (“fair value” hedge), changes in the fair value of the derivative are recorded in earnings along with the changes in the fair value of the hedged item.

If a derivative is held as a hedge of the variability of cash flows related to a forecasted transaction or a recognized asset or liability (“cash flow” hedge), changes in the fair value of the derivative are recorded in other comprehensive income (loss) to the extent that the derivative is effective as a hedge, until earnings are affected by the variability in cash flows of the designated hedged item.

If a derivative is held as a hedge of a foreign-currency fair-value or cash-flow hedge (“foreign currency” hedge), changes in the fair value of the derivative are recorded in either earnings or other comprehensive income (loss), depending on whether the hedged transaction is a fair-value hedge or a cash-flow hedge. However, if a derivative is used as a hedge of a net investment in a foreign operation, changes in its fair value, to the extent effective as a hedge, are recorded in the foreign currency translation adjustments account within other comprehensive income (loss).

Changes in the fair value of a derivative, which is not held as a hedge, such as those held for trading use, or the ineffective portion of the change in fair value of a derivative that qualifies as a hedge, are recorded in earnings.

For all hedging relationships, at inception the Company and its subsidiaries formally document the details of the hedging relationship and hedged activity. The Company and its subsidiaries also formally assess, both at the hedge’s inception and on an ongoing basis, the effectiveness of the hedge relationship. The Company and its subsidiaries cease hedge accounting prospectively when the derivative no longer qualifies for hedge accounting.

(m) Pension plans

The Company and certain subsidiaries have contributory and non-contributory pension plans covering substantially all of their employees. The Company and its subsidiaries apply ASC 715 (“Compensation—Retirement Benefits”), and the costs of pension plans are accrued based on amounts determined using actuarial methods under the assumptions of discount rate, rate of increase in compensation level, expected long-term rate of return on plan assets and others.

The Company and its subsidiaries also recognize the funded status of pension plans, measured as the difference between the fair value of plan assets and the benefit obligation, on the consolidated balance sheet. Changes in that funded status are recognized in the year in which the changes occur through other comprehensive income (loss), net of applicable income taxes.

(n) Stock-based compensation

The Company and its subsidiaries apply ASC 718 (“Compensation—Stock Compensation”). ASC 718 requires, with limited exception, that the cost of employee services received in exchange for an award of equity instruments be measured based on the grant-date fair value. The costs are recognized over the requisite employee service period.

(o) Stock splits

Stock splits implemented prior to October 1, 2001 had been accounted for by transferring an amount equivalent to the par value of the shares from additional paid-in capital to common stock as required by the Japanese Commercial Code (the “Code”) before amendment. However, no such reclassification was made for stock splits when common stock already included a portion of the proceeds from shares issued at a price in excess of par value. This method of accounting was in conformity with accounting principles generally accepted in Japan.

As a result of a revision to the Code before amendment effective on October 1, 2001 and the Companies Act implemented on May 1, 2006, the above-mentioned method of accounting required by the Code has become unnecessary.

In the United States, stock splits in comparable circumstances are considered to be stock dividends and are accounted for by transferring from retained earnings to common stock and additional paid-in capital amounts equal to the fair market value of the shares issued. Common stock is increased by the par value of the shares and additional paid-in capital is increased by the excess of the market value over par value of the shares issued. Had such stock splits made prior to October 1, 2001 been accounted for in this manner, additional paid-in capital as of March 31, 2011 would have increased by approximately ¥24,674 million ($297 million), with a corresponding decrease in retained earnings. Total ORIX Corporation shareholders’ equity would remain unchanged. A stock split on May 19, 2000 was excluded from the above amounts because the stock split was not considered to be a stock dividend under US GAAP.

(p) Cash and cash equivalents

Cash and cash equivalents include cash on hand, deposits placed with banks and short-term highly liquid investments with original maturities of three months or less.

(q) Restricted cash

Restricted cash consists of cash held in trusts for the segregation of assets under an investor protection fund, deposits related to servicing agreements, deposits collected on behalf of the customers and applied to non-recourse loans and trust accounts under securitization programs.

(r) Other operating assets

Other operating assets consist primarily of operating facilities (including golf courses, hotels and training facilities and senior housing), which are stated at cost less accumulated depreciation, and depreciation is calculated mainly on a straight-line basis over the estimated useful lives of the assets. Depreciation expenses in fiscal 2009, 2010 and 2011 are ¥6,717 million, ¥7,202 million and ¥7,849 million ($94 million), respectively. Accumulated depreciation was ¥31,650 million and ¥34,739 million ($418 million) as of March 31, 2010 and 2011, respectively. Estimated useful lives range up to 50 years for buildings, up to 60 years for land improvement and up to 20 years for others.

(s) Other receivables

Other receivables include primarily payments made on behalf of lessees for property tax, maintenance fees and insurance premiums in relation to direct financing lease contracts, accounts receivables in relation to sales of assets to be leased, residential condominiums and other assets, and derivative assets.

(t) Inventories

Inventories consist primarily of advance and/or progress payments for development of residential condominiums for sale and completed residential condominiums (including completed residential condominiums waiting to be delivered to buyers under the contracts for sale). Advance and/or progress payments for development of residential condominiums for sale are carried at cost less any impairment losses and finished goods (including completed residential condominiums) are stated at the lower of cost or market. As of March 31, 2010 and 2011, advance and/or progress payments were ¥115,285 million and ¥96,197 million ($1,157 million), respectively, and finished goods were ¥37,971 million and ¥12,213 million ($147 million), respectively.

Certain subsidiaries recorded ¥10,911 million, ¥7,115 million and ¥9,844 million ($118 million) of write-downs principally for advance and/or progress payments for development of residential condominiums for sale for fiscal 2009, 2010 and 2011, resulting from an increase in development costs and/or a decrease in expected sales price. These write-downs were recorded in costs of real estate sales and included in the Real Estate segment.

(u) Office facilities

Office facilities are stated at cost less accumulated depreciation. Depreciation is calculated on a declining-balance basis or straight-line basis over the estimated useful lives of the assets. Depreciation expenses in fiscal 2009, 2010 and 2011 are ¥3,613 million, ¥3,153 million and ¥2,906 million ($35 million), respectively. Accumulated depreciation was ¥37,319 million and ¥39,057 million ($470 million) as of March 31, 2010 and 2011, respectively. Estimated useful lives range up to 62 years for buildings and fixtures and up to 20 years for machinery and equipment.

(v) Other assets

Other assets consist primarily of the excess of purchase prices over the net assets acquired in acquisitions (goodwill) and other intangible assets (see (w)), deferred insurance policy acquisition costs which are amortized over the contract periods, leasehold deposits, advance payments made in relation to purchases of assets to be leased and to construction of real estate for operating lease, and deferred tax assets.

(w) Goodwill and other intangible assets

The Company and its subsidiaries have followed ASC 805 (“Business Combinations”) and ASC 350 (“Intangibles—Goodwill and Other”). ASC 805 requires that all business combinations be accounted for using the acquisition method. Accounting for business combinations using the pooling of interests method is not allowed. ASC 805 also requires that intangible assets acquired in a business combination be recognized apart from goodwill if the intangible assets meet one of two criteria—either the contractual-legal criterion or the separability criterion.

ASC 350 establishes how intangible assets (other than those acquired in a business combination) should be accounted for upon acquisition. It also addresses how goodwill and other intangible assets should be accounted for subsequent to their acquisition. Both goodwill and intangible assets that have indefinite useful lives are not amortized but tested at least annually for impairment. The Company and its subsidiaries test the goodwill either at the operating segment level or one level below the operating segments. Intangible assets with finite lives are amortized over their useful lives and tested for impairment in accordance with ASC 360-10 (“Property, Plant, and Equipment—Impairment or Disposal of Long-Lived Assets”).

(x) Trade notes, accounts payable and other liabilities

Trade notes, accounts payable and other liabilities include accounts payables, guarantee liabilities, and derivative liabilities.

(y) Capitalization of interest costs

The Company and its subsidiaries capitalized interest costs of ¥2,766 million, ¥2,810 million and ¥3,646 million ($44 million) in fiscal 2009, 2010 and 2011, respectively, related to specific long-term development projects.

(z) Advertising

The costs of advertising are expensed as incurred. The total amounts charged to advertising expense in fiscal 2009, 2010 and 2011 are ¥11,280 million, ¥6,870 million and ¥6,165 million ($74 million), respectively.

(aa) Discontinued operations

The Company and its subsidiaries have followed ASC 205-20 (“Presentation of Financial Statements—Discontinued Operations”). Under ASC 205-20, the scope of discontinued operations includes the operating results of any component of an entity with its own identifiable operations and cash flow and in which operations the Company and its subsidiaries will not have significant continuing involvement. Included in reported discontinued operations are the operating results of operations for the subsidiaries, the business units and certain properties sold or to be disposed of by sale without significant continuing involvements, which results of operations for prior periods presented have also been reclassified as discontinued operations in the accompanying consolidated statements of income.

(ab) Financial statements presentation in U.S. dollars

The translations of the Japanese yen amounts into U.S. dollars are included solely for the convenience of the readers, using the prevailing exchange rate at March 31, 2011, which was ¥83.15 to $1.00. The convenience translations should not be construed as representations that the Japanese yen amounts have been, could have been, or could in the future be, converted into U.S. dollars at this or any other rate of exchange.

(ac) Earnings per share

Basic earnings per share is computed by dividing income attributable to ORIX Corporation from continuing operations and net income attributable to ORIX Corporation by the weighted average number of shares of common stock outstanding in each period and diluted earnings per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock. Earnings per share is adjusted for any stock splits and stock dividends retroactively.

Furthermore, the Company and its subsidiaries apply ASC 260-10-45-43 to 44 (“Earnings Per Share—Contingently Convertible Instruments”) to Liquid Yield Option Notes™ .

(ad) Redeemable noncontrolling interests

Noncontrolling interest in certain subsidiaries are subject to call and put rights upon certain shareholder events. As redemption of the noncontrolling interest is not solely in the control of the subsidiary, it is recorded between Liabilities and Equity on the consolidated balance sheets at its estimated redemption value in accordance with provisions including EITF Topic No. D-98 (ASC 480-10-s99-3A) (“Classification and Measurement of Redeemable Securities”).

(ae) Issuance of stock by an affiliate

When an affiliate issues stocks to unrelated third parties, the Company and its subsidiaries’ ownership interest in the affiliate decreases. In the event that the price per share is more or less than the Company and its subsidiaries’ average carrying amount per share, the Company and its subsidiaries adjust the carrying amount of its investment in the affiliate and recognize gain or loss in the consolidated statements of income in the year in which the change in ownership interest occurs.

(af) New accounting pronouncements

In December 2007, FASB Statement No. 160 (“Noncontrolling Interests in Consolidated Financial Statements—an amendment of ARB No. 51”), which was replaced by ASC 810-10-65-1 (“Consolidation—Noncontrolling Interests in Consolidated Financial Statements”), was issued. This Codification Section requires noncontrolling interests in subsidiaries to be classified as a separate component of equity. Under the Codification Section, increases and decreases in the parent’s ownership interest that leave control intact are accounted for as equity transactions. On the other hand, in a transaction that results in the loss of control, the gain or loss recognized in income includes the realized gain or loss related to the portion of ownership interest sold and the gain or loss on the remeasurement to fair value of the interest retained. The Company and its subsidiaries adopted this Codification Section as of April 1, 2009. As a result, noncontrolling interests, which were previously classified between liabilities and equity, are included in equity except for redeemable noncontrolling interests, and presentation of certain amounts related to noncontrolling interests and redeemable noncontrolling interests is reclassified in the consolidated statements of income. Prior periods’ financial statements have also been reclassified.

In June 2009, FASB Statement No. 166 (“Accounting for Transfers of Financial Assets—an amendment of FASB Statement No. 140”), which was codified by Accounting Standards Update 2009-16 (ASC 860 (“Transfers and Servicing”)), was issued. This Update removes the concept of a qualifying special-purpose entity and removes the exception from applying ASC 810-10 (“Consolidation-Variable Interest Entities”) to variable interest entities that are qualifying special-purpose entities. This Update also modifies the financial-components approach used in ASC 860 and limits the circumstances in which a transferor derecognizes a portion or component of a financial asset.

Furthermore, in June 2009, FASB Statement No. 167 (“Amendment of FASB Interpretation No. 46(R)” (“FIN 46(R)”)), which was codified by Accounting Standards Update 2009-17 (ASC 810 (“Consolidation”)), was issued. This Update requires an enterprise to perform qualitative analysis to identify the primary beneficiary. An enterprise that has both of the following characteristics is considered to be the primary beneficiary who shall consolidate a variable interest entity:

•	The power to direct the activities of a variable interest entity that most significantly impact the entity’s economic performance

•

The obligation to absorb losses of the entity that could potentially be significant to the variable interest entity or the right to receive benefits from the entity that could potentially be significant to the variable interest entity.

Additionally, this Update requires ongoing reassessments of whether an enterprise is the primary beneficiary of a variable interest entity.

These Updates are effective as of the beginning of the fiscal year that begins after November 15, 2009, for interim periods within that fiscal year, and for fiscal years and interim periods thereafter. The Company and its subsidiaries adopted these Updates on April 1, 2010. The effects of adopting these Updates on the Company and its subsidiaries’ financial conditions at the initial adoption date was an increase of ¥1,147 billion on total assets, an increase of ¥1,169 billion on total liabilities and a decrease of ¥22 billion on retained earnings, net of tax, respectively, in the consolidated balance sheets. For more information, see Note 11 “Variable Interest Entities”.

In January 2010, Accounting Standards Update 2010-06 (“Improving Disclosures about Fair Value Measurements”—ASC 820 (“Fair Value Measurements and Disclosures”)) was issued. This Update improves existing disclosures and adds new disclosures. Certain disclosures in the roll forward of activity in Level 3 fair value measurements are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. Early adoption is permitted. Other disclosures are effective for interim and annual reporting periods beginning after December 15, 2009 and the Company and its subsidiaries adopted those other disclosure requirements for the period ended March 31, 2010. The adoption did not and will not have a material effect on the Company and its subsidiaries’ results of operation or financial position.

In February 2010, Accounting Standards Update 2010-10 (“Amendments for Certain Investment Funds—ASC 810 (“Consolidation”)”) was issued. ASU 2010-10 defers adoption of FASB Statement No. 167 (“Amendment of FASB Interpretation No. 46(R)”) which was codified by ASU 2009-17 (ASC 810 (“Consolidation”)) for a reporting entity’s interest in an entity:

•	That has all the attributes of an investment company or

•	For which it is industry practice to apply measurement principles for financial reporting purposes that are consistent with those followed by investment companies.

The amendments in ASU 2010-10 are effective as of the beginning of a reporting entity’s first annual period that begins after November 15, 2009, and for interim periods within that first annual reporting period. The Company and its subsidiaries adopted the Update on April 1, 2010. The adoption did not have a material effect on the Company and its subsidiaries’ results of operations or financial position.

In July 2010, Accounting Standards Update 2010-20 (“Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses”—ASC 310 (“Receivables”)) was issued. This Update enhances disclosures about the credit quality of financing receivables and the allowance for credit losses, by requiring an entity to provide disaggregated information by portfolio segment or class of financing receivables, credit quality indicators, past due information, and information about modifications of its financing receivables, and other information. The disclosures as of the end of a reporting period are effective for interim and annual reporting periods ending on or after December 15, 2010 and the Company and its subsidiaries adopted these disclosure requirements for the period ended December 31, 2010. The disclosures about activity that occurs during a reporting period are effective for interim and annual reporting periods beginning on or after December 15, 2010. The adoption of this Update has and will have no effect on the Company and its subsidiaries’ results of operations or financial position. In April 2011, Accounting Standards Update 2011-02 (“A Creditor’s Determination of Whether a Restructuring Is a Troubled Debt Restructuring”—ASC 310 (“Receivables”)) was issued. This Update clarifies the guidance on a creditor’s evaluation of whether a restructuring constitutes a troubled debt restructuring. Additionally, this Update requires entities to disclose certain information about troubled debt restructuring, which was deferred by the adoption of Accounting Standards Update 2011-01 (“Deferral of the Effective Date of Disclosures about Troubled Debt Restructurings in Update No.2010-20”—ASC 310 (“Receivables”)). This Update is effective for the interim or annual period beginning on or after June 15, 2011 and should be applied retrospectively to restructurings occurring on or after the beginning of the annual period of adoption. Early adoption is permitted. The Company and its subsidiaries are currently evaluating the effect that the adoption of this Update will have on the Company and its subsidiaries’ results of operations and financial position.

In October 2010, Accounting Standards Update 2010-26 (“Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts”—ASC 944 (“Financial Services—Insurance”)) was issued.

This Update modifies the current definition of the types of costs relating to the acquisition of new and renewal insurance contracts that can be deferred as deferred acquisition costs, and specifies that only certain costs related directly to the successful acquisition of new or renewal insurance contracts should be deferred. In accordance with the amendment in this Update, the advertising cost which does not meet certain capitalization criteria, and the cost relating to unsuccessful contract acquisition should be charged to expense as incurred.

The Update is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2011 and should be applied prospectively. Retrospective application to all prior periods presented upon the date of adoption, and early adoption are permitted. The Company and its subsidiaries are currently evaluating the effect that the adoption of this Update will have on the Company and its subsidiaries’ results of operations and financial position.

In December 2010, Accounting Standards Update 2010-28 (“When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts”—ASC 350 (“Goodwill and Other”)) was issued.

This Update modifies Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts. For these reporting units, an entity is required to perform Step 2 of the goodwill impairment test if it is more likely than not that a goodwill impairment exists. Any resulting goodwill impairment should be recorded as a cumulative effect adjustment to beginning retained earnings in the period of adoption. Any goodwill impairments occurring after the initial adoption of the Update should be included in earnings.

The Update is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2010. Early adoption is not permitted.

The adoption will not have a material effect on the Company and its subsidiaries’ consolidated results of operations or financial position.

In December 2010, Accounting Standards Update 2010-29 (“Disclosure of Supplementary Pro Forma Information for Business Combinations”—ASC 805 (“Business Combinations”)) was issued.

This Update specifies that if a public entity presents comparative financial statements, the entity should disclose revenue and earnings of combined entity as though the business combination that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period only.

The Update is effective prospectively for business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2010. Early adoption is permitted.

This Update only relates to certain disclosure requirements and its adoption will have no effect on the Company and its subsidiaries’ results of operations or financial position.

In May 2011, Accounting Standards Update 2011-04 (“Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”—ASC 820 (“Fair Value Measurement”)) was issued. This Update is intended to result in a consistent definition of fair value and common requirements for measuring fair value and for disclosures about fair value between U.S. GAAP and IFRSs. Consequently, this Update changes some fair value measurement principles and enhances the disclosure requirements.

The Update is effective during interim and annual periods beginning after December 15, 2011. Early application is not permitted. The adoption will not have a significant effect on the Company and its subsidiaries’ consolidated results of operations or financial position.

In June 2011, Accounting Standards Update 2011-05 (“Presentation of Comprehensive Income”—ASC220 (“Comprehensive Income”)) was issued. Under this Update, an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. Regardless of an entity’s choice, the Update requires an entity to present on the face of the financial statements reclassification adjustments for items that are reclassified from other comprehensive income to net income in the statement(s) where the components of net income and the components of other comprehensive income are presented.

The Update does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The Update does not change the option for an entity to present components of other comprehensive income either net of related tax effects or before related tax effects. The Update does not affect how earnings per share is calculated or presented.

The Update is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 and should be applied retrospectively. Early adoption is permitted. The adoption of this Update on disclosure requirements will have no effect on the Company and its subsidiaries’ results of operations or financial position.

(ag) Reclassifications

Certain amounts in fiscal 2009 and 2010 consolidated financial statements have been reclassified to conform to fiscal 2011 presentation.